Borrowings - Schedule of Reconciliation of Borrowings (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about borrowings [abstract]
Balance at beginning of period	$ 1,276,627	$ 1,440,329	$ 1,010,355
Acquired as part of an acquisition	215,924	0	2,437
Sale of equity interest	0	(154,966)	0
Proceeds from borrowings	1,844,768	1,537,230	2,587,554
Repayments of borrowings	(1,653,489)	(1,547,912)	(2,139,686)
Costs incurred to secure financing	(20,267)	(13,776)	(34,234)
Amortization of discount and deferred financing costs	16,870	16,358	13,903
Cash paid for interest	(123,141)	(116,784)	(83,958)
Finance costs and other	135,950	116,148	83,958
Balance at end of period	$ 1,693,242	$ 1,276,627	$ 1,440,329